Reporting and Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Aug. 31, 2019	Feb. 28, 2019	Dec. 31, 2018	Aug. 31, 2018
Property, Plant and Equipment [Line Items]
Outstanding derivatives	$ 0			$ 0			$ 0
Held for sale property	56,600,000			32,900,000
Open reverse repurchase commitments	0			0
Dividends payable on common shares	2,694,500,000			1,375,400,000
Right-of-use asset	60,300,000
Noncancelable purchase obligations, minimum commitment	830,400,000
Other assets	800,200,000			783,600,000
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Other assets	25,300,000
Series B Preferred Stock
Property, Plant and Equipment [Line Items]
Dividends payable on common shares	13,400,000	$ 13,400,000	$ 13,400,000		$ 13,400,000	$ 13,400,000		$ 13,500,000
Cash and Cash Equivalents | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	93,500,000			$ 46,300,000			$ 117,300,000
Common equities
Property, Plant and Equipment [Line Items]
Dividends payable on common shares	2,694,500,000
Unrecorded unconditional purchase obligations reinsurance | Lower Limit
Property, Plant and Equipment [Line Items]
Other reinsurance contracts, minimum commitment	$ 191,100,000
Other Commitments, Term	1 year
Unrecorded unconditional purchase obligations reinsurance | Upper Limit
Property, Plant and Equipment [Line Items]
Other Commitments, Term	3 years